Average Annual Total Returns - Class A - Thrivent Large Cap Growth Fund	Class A 1 Year	Class A 5 Years	Class A 10 Years	Class A (after taxes on distributions) 1 Year	Class A (after taxes on distributions) 5 Years	Class A (after taxes on distributions) 10 Years	Class A (after taxes on distributions and redemptions) 1 Year	Class A (after taxes on distributions and redemptions) 5 Years	Class A (after taxes on distributions and redemptions) 10 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	Russell 1000® Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 1 Year	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 5 Years	S&P 500 Growth Index(reflects no deduction for fees, expenses or taxes) 10 Years
Total	36.00%	17.79%	15.08%	33.60%	16.27%	14.14%	22.92%	14.04%	12.50%	38.49%	21.00%	17.21%	33.47%	18.98%	16.49%